Loss on Sale and Write down of Vessels - Summary of Net Income (Loss) from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	$ 926,137	$ 873,501	$ 840,663
OPERATING EXPENSES
Voyage expenses	116,111	106,377	113,508
Vessel operating expenses	284,712	279,963	255,561
Depreciation and amortization	193,383	176,483	174,861
General and administrative	74,399	71,506	61,192
Write down of vessels	23,430	36,868	9,441
Loss on sale of vessels	1,112	171
Total operating expenses	751,251	749,770	704,477
Income from vessel operations	174,886	123,731	136,186
OTHER ITEMS
Interest expense	(47,799)	(36,216)	(36,576)
Foreign currency exchange loss	(313)	1,500	941
Other income - net	1,536	3,681	6,810
Total other items	(71,898)	(190,120)	(83,649)
Net income (loss) from discontinued operations	9,550	(23,803)	16,608
Discontinued operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	38,057	75,560	59,883
OPERATING EXPENSES
Voyage expenses	10,573	19,075	11,593
Vessel operating expenses	6,556	12,212	13,315
Depreciation and amortization	1,248	11,227	15,480
General and administrative	1,954	2,023	2,022
Write down of vessels	1,693	54,069
Loss on sale of vessels	5,982
Total operating expenses	28,006	98,606	42,410
Income from vessel operations	10,051	(23,046)	17,473
OTHER ITEMS
Interest expense	(531)	(681)	(835)
Foreign currency exchange loss			(30)
Other income - net	30	(76)
Total other items	(501)	(757)	(865)
Net income (loss) from discontinued operations	$ 9,550	$ (23,803)	$ 16,608